INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF LOSS BEFORE INCOME TAX BENEFIT

For the years ended December 31, 2021, 2020 and 2019 loss before income tax benefit is as follows:

	December 31,
	2021	2020	2019
Loss before income taxes arising in UK	$32,324	$29,938	$27,751
Loss before income taxes arising in Ireland	361	918	1,539
(Profit)/loss before income taxes arising in Spain	(1,003)	(340)	1,043
Loss/(profit) before income taxes arising in United States	278	(8)	-
Total loss before income tax	$31,960	$30,508	$30,333

SCHEDULE OF INCOME TAX BENEFIT

The difference between the actual income tax benefit and that computed by applying average standard tax rate to pre-tax loss from continuing operations is summarized below:

	Years Ended December 31,
	2021	2020	2019
Current tax expense (benefit)	$(19)	$2	$-
Deferred tax benefit	(3)	(15)	-
Income tax benefit	$(22)	$(13)	$-

SCHEDULE OF INCOME TAX BENEFIT
	Years Ended December 31,
	2021	2020	2019
Current tax expense (benefit)	$(19)	$2	$-
Deferred tax benefit	(3)	(15)	-
Income tax benefit	$(22)	$(13)	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effects of the temporary differences that give rise to significant portions of deferred income tax assets and liabilities are presented below:

	December 31,
	2021	2020
Deferred tax assets/(liabilities):
Net operating tax loss carried forwards	$28,369	$17,025
Property and equipment, net	(141)	(179)
Right of use assets	(81)	(90)
Intangible assets	(1,525)	(1,166)
Warrants	(56)	-
Stock-based compensation expense	591	319
Operating lease liabilities	86	103
Other	27	-
Valuation allowance	(27,284)	(16,030)
Net deferred tax liability	$(14)	$(18)

SCHEDULE OF RESEARCH AND DEVELOPMENT TAX CREDITS

	December 31,
	2021	2020
UK research and development tax credits	$8,684	$4,315
Irish research and development tax credits	279	453
Spain research and development tax credits	609	-
Translation differences	(66)	273
Total	9,506	5,041
Less: current portion	(9,237)	(4,799)
Research and development tax credits receivable, net	$269	$242